Document and Entity Information	12 Months Ended
Feb. 29, 2012
Document and Entity Information
Entity Registrant Name	DRAGONWAVE INC
Entity Central Index Key	0001178946
Document Type	40-F
Document Period End Date	Feb 29, 2012
Amendment Flag	false
Current Fiscal Year End Date	--02-29
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	0
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Feb. 29, 2012	Feb. 28, 2011
Current Assets
Cash and cash equivalents	$ 52,798	$ 77,819
Restricted cash	177	714
Short term investments		11,181
Trade receivables	9,850	11,579
Inventory	26,994	28,204
Other current assets	5,501	5,306
Future income tax asset	69	553
Total Current Assets	95,389	135,356
Long Term Assets
Property and equipment	5,280	7,560
Future income tax asset	1,308	808
Intangible assets	6,217	14,929
Goodwill	11,927	11,927
Total Long Term Assets	24,732	35,224
Total Assets	120,121	170,580
Current Liabilities
Accounts payable and accrued liabilities	12,720	15,967
Deferred revenue	723	1,453
Contingent royalty	372	622
Contingent consideration	1,884	14,622
Total Current Liabilities	15,699	32,664
Long Term Liabilities
Contingent royalty	1,292	3,290
Other long term liabilities	1,063	1,999
Total Long Term Liabilities	2,355	5,289
Commitments
Shareholders' equity
Capital stock	172,264	171,570
Contributed surplus	4,606	2,642
Deficit	(65,448)	(31,967)
Accumulated other comprehensive loss	(9,695)	(9,618)
Total Shareholder's equity	101,727	132,627
Non-controlling interests	340
Total Equity	102,067	132,627
Total Liabilities and Shareholder's equity	$ 120,121	$ 170,580

CONSOLIDATED BALANCE SHEETS (Parenthetical)	Feb. 29, 2012	Feb. 28, 2011
CONSOLIDATED BALANCE SHEETS
Common stock, Shares issued (in shares)	35,586,206	35,421,893
Common stock, Shares outstanding (in shares)	35,586,206	35,421,893

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Feb. 29, 2012	Feb. 28, 2011
REVENUE	$ 45,656	$ 118,010
Cost of sales	29,255	67,460
Gross profit	16,401	50,550
EXPENSES
Research and development	24,023	19,056
Selling and marketing	15,307	17,303
General and administrative	16,528	11,785
Government assistance	(902)	(390)
TOTAL EXPENSES	54,956	47,754
Income (loss) before amortization of intangible assets and other items	(38,555)	2,796
Amortization of intangible assets	(1,986)	(893)
Accretion expense	(650)	(393)
Interest income	393	233
Investment gain	67	7
Impairment of intangible assets	(8,315)
Gain on change in estimate of contingent liabilities	15,146
Foreign exchange gain	100	678
Income (loss) before income taxes	(33,800)	2,428
Income tax expense (recovery)	(104)	421
Net Income (loss)	(33,696)	2,007
Net Loss Attributable to Non-Controlling Interest	215
Net Income (loss) applicable to shareholders	(33,481)	2,007
Foreign currency translation differences for foreign operations	77
Comprehensive Income (Loss) applicable to shareholders	$ (33,558)	$ 2,007
Income (loss) per share
Basic (in dollars per share)	$ (0.94)	$ 0.06
Diluted (in dollars per share)	$ (0.94)	$ 0.05
Weighted Average Shares Outstanding
Basic (in shares)	35,506,689	35,812,507
Diluted (in shares)	35,506,689	36,741,961

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 29, 2012	Feb. 28, 2011
Operating Activities
Net Income (Loss)	$ (33,696)	$ 2,007
Items not affecting cash
Amortization of property and equipment	3,370	2,895
Amortization of intangible assets	1,986	893
Accretion expense	650	393
Non cash royalty amortization	(490)	(266)
Impairment of intangible assets	8,315
Gain on change in estimate of contingent liabilities	(15,146)
Stock-based compensation	1,964	1,410
Unrealized foreign exchange loss	38	134
Non cash future income tax expense (recovery)	(42)	358
Inventory impairment	2,020	3,285
Net Cash Provided By Operating Activities Before Adjusting Non-Cash Working Capital Items	(31,031)	11,109
Changes in non-cash working capital items	(3,437)	(12,301)
Net Cash Provided by (Used in) Operating Activities	(34,468)	(1,192)
Investing Activities
Acquisition of property and equipment	(1,090)	(3,839)
Acquisition of intangible assets	(1,589)	(867)
Acquisition of Axerra Networks Inc., net of cash acquired		(8,700)
Purchase of short term investments	(22,432)	(135,480)
Maturity of short term investments	33,613	132,378
Net Cash Provided by (Used in) Investing Activities	8,502	(16,508)
Financing Activities
Share repurchase		(10,738)
Initial formation contribution by non-controlling interest in DW-HFCL	555
Issuance of common shares net of issuance costs	505	1,115
Net Cash Provided by (Used in) Financing Activities	1,060	(9,623)
Effect of foreign exchange on cash and cash equivalents	(115)	(134)
Net decrease in cash and cash equivalents	(25,021)	(27,457)
Cash and cash equivalents at beginning of period	77,819	105,276
Cash and cash equivalents at end of period	52,798	77,819
Cash paid during the period for interest		$ 194

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Capital Stock	Contributed Surplus	Deficit	AOCL	Non-Controlling Interest
Balance at Feb. 28, 2009	$ 34,074	$ 108,153	$ 1,301	$ (60,075)	$ (15,305)	$ 0
Balance (in shares) at Feb. 28, 2009		28,559,297
Increase (Decrease) in Stockholders' Equity
Equity financing	68,615	68,615
Equity financing (in shares)		7,493,562
Stock-based compensation	952		952
Exercise of stock options	1,120	1,812	(692)
Exercise of stock options (in shares)		753,443
Warrant exercises	379	379
Warrant exercises (in shares)		114,594
Other	51	51
Other (in shares)		14,021
Other comprehensive income (loss)	5,851	164			5,687
Net Earnings (Loss)	27,804			27,804
Balance at Feb. 28, 2010	138,846	179,174	1,561	(32,271)	(9,618)	0
Balance (in shares) at Feb. 28, 2010		36,934,917
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	1,389		1,389
Exercise of stock options	841	1,126	(285)
Exercise of stock options (in shares)		311,254
Share repurchase	(10,738)	(9,035)		(1,703)
Share repurchase (in shares)		(1,865,549)
Other	282	305	(23)
Other (in shares)		41,271
Net Earnings (Loss)	2,007			2,007
Balance at Feb. 28, 2011	132,627	171,570	2,642	(31,967)	(9,618)	0
Balance (in shares) at Feb. 28, 2011	35,421,893	35,421,893
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	1,914		1,914
Exercise of stock options	311	452	(141)
Exercise of stock options (in shares)		113,940
Stock option benefit	189		189
Other	244	242	2
Other (in shares)		50,373
Other comprehensive income (loss)	(77)				(77)
Initial formation contribution by non-controlling interest in DW-HFCL (Note 3)	555					555
Net Earnings (Loss)	(33,696)			(33,481)		(215)
Balance at Feb. 29, 2012	$ 102,067	$ 172,264	$ 4,606	$ (65,448)	$ (9,695)	$ 340
Balance (in shares) at Feb. 29, 2012	35,586,206	35,586,206

NATURE OF BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Feb. 29, 2012
NATURE OF BUSINESS AND BASIS OF PRESENTATION
NATURE OF BUSINESS AND BASIS OF PRESENTATION

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

        DragonWave Inc. [the "Company"], incorporated under the Canada Business Corporations Act in February 2000, is in the business of developing next-generation broadband wireless backhaul and pseudowire equipment.

        The Company's common shares are traded on the Toronto Stock Exchange under the trading symbol DWI and on NASDAQ Global Market under the symbol DRWI.

        These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, DragonWave Corp., incorporated in the state of Delaware, USA, DragonWave PTE Limited, incorporated in Singapore, 4472314 Canada Inc., incorporated in Canada, Axerra Networks Inc., incorporated in the state of Delaware, USA, DragonWave Networks Ltd., incorporated in Israel, DragonWave S.r.l, incorporated in Italy, DragonWave S.A.R.L., incorporated in Luxembourg, DragonWave LTDA, incorporated in Brazil, Axerra GMBH, incorporated in Germany, Axerra Networks Asia Pacific Limited, incorporated in Hong Kong, and its majority owned subsidiary, DragonWave HFCL India Private Limited. All intercompany accounts and transactions have been eliminated upon consolidation.

        The consolidated financial statements of the Company have been prepared in United States dollars following United States Generally Accepted Accounting Principles ["U.S. GAAP"], as further discussed in note 2.

        In the opinion of management, the consolidated financial statements reflect all adjustments, which consist only of normal and recurring adjustments, necessary to present fairly the financial position as at February 29, 2012 and February 28, 2011 and the results of operations, cash flows and changes in equity for the years ended February 29, 2012 and February 28, 2011.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Feb. 29, 2012
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

2. SIGNIFICANT ACCOUNTING POLICIES

Adoption of United States Generally Accepted Accounting Principles

        In February 2008, the Canadian Accounting Standards Board confirmed the transition from Canadian GAAP to International Financial Reporting Standards ["IFRS"] for all publicly accountable entities no later than fiscal years commencing on or after January 1, 2011. As a result, management undertook a detailed review of the implications of the Company having to report under IFRS and also examined the alternative available to the Company, as a Foreign Private Issuer in the United States, of filing its primary financial statements in Canada using U.S. GAAP, as permitted by the Canadian Securities Administrators' National Instrument 51-102, "Continuous Disclosure Obligations".

        As a result of this analysis, management determined that the Company would adopt U.S. GAAP as its primary basis of financial reporting commencing March 1, 2011 on a retrospective basis. All comparative financial information contained in the consolidated financial statements has been revised to reflect the Company's results as if they had been historically reported in accordance with U.S. GAAP.

        The adoption of U.S. GAAP did not have a material change on the Company's accounting policies or financial results. An adjustment in the amount of $154 was made to increase deficit as calculated by Canadian GAAP as at February 28, 2011 due to the adoption of U.S. GAAP.

        Under Canadian GAAP, Investment Tax Credits (ITC's) were recognized as a reduction to the Company's Research and development expense. Under US GAAP, ITC's are recognized as a reduction to Income tax expense. During fiscal 2011, under Canadian GAAP, the Company recognized $380 as a reduction to research and development expense. Under US GAAP, the prior year results were impacted as follows: the Company's Income before taxes was adjusted $2,428 and the Company's tax expense was $421 as opposed to $2,808 and $801 respectively as was stated under Canadian GAAP. The GAAP difference had no impact on the Company's consolidated Net and Comprehensive Income in the prior fiscal year.

Use of accounting estimates

        The preparation of the consolidated financial statements in conformity with GAAP requires the Company's management to make estimates that affect the reported amounts of assets and liabilities and disclosure of contingent amounts of assets and liabilities as at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods presented. Actual results could differ from the estimates made by management.

        The following include estimates by management: allowance for doubtful accounts, inventory allocations, inventory provisions, accrued liabilities, warranty provisions, contingent royalty, tax valuation allowance, impairment of intangible assets and goodwill, vendor specific objective evidence, estimated selling price and estimated returns as it relates to revenue recognition, and stock-based compensation.

        These estimates and assumptions are based on management's historical experience, best knowledge of current events and conditions and actions that the Company may undertake in the future. Certain of these estimates require subjective or complex judgments by management about matters that are uncertain and changes in those estimates could materially impact the amounts reported in the consolidated financial statements and accompanying notes.

Foreign currency translation

        The Company's operations and balances denominated in foreign currencies, including those of its foreign subsidiaries which are considered financially and operationally integrated, are translated into US dollars (USD) using the temporal method of translation: monetary assets and liabilities are translated at the period end exchange rate, non-monetary assets are translated at the historical exchange rate, and revenue and expense items are translated at the average exchange rate. Gains or losses resulting from the translation adjustments are included in income (loss).

        The cumulative foreign currency translation adjustment included under accumulated other comprehensive loss within shareholders' equity on the consolidated balance sheets relates to the Company's adoption of USD as the functional and reporting currency which was effective March 1, 2010 and unrealized foreign currency translation gains or losses of our self-sustaining foreign subsidiary which are translated into USD using the current rate method. Under the current rate method, assets and liabilities are translated at the rate of exchange prevailing at the balance sheet date. Revenue and expenses are translated at the average exchange rate prevailing during the period.

Revenue recognition

        The Company derives revenue from the sale of broadband wireless backhaul equipment which includes embedded software and a license to use said software and extended product warranties. Software is considered to be incidental to the product. Services range from installation and training to basic consulting. Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred and there are no significant remaining vendor obligations, collection of receivables is reasonably assured and the fee is fixed and determinable. Where final acceptance of the product is specified by the customer, revenue is deferred until acceptance criteria have been met.

        The Company's business agreements may also contain multiple elements. Accordingly, the Company is required to determine the appropriate accounting, including whether the deliverables specified in a multiple element arrangement should be treated as separate units of accounting for revenue recognition purposes, the fair value of these separate units of accounting and when to recognize revenue for each element. For arrangements involving multiple elements, the Company allocates revenues to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence ("VSOE") if available, third party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available. In multiple element arrangements, revenues are allocated to each separate unit of accounting for each of the deliverables using the relative estimated selling prices of each of the deliverables in the arrangement based on the aforementioned selling price hierarchy. The Company has determined the selling price for the undelivered items using VSOE and the delivered items using ESP.

        The Company generates revenue through direct sales and sales to distributors. The Company defers the recognition of a portion of sales to distributors based estimated sale returns and stock rotation granted to customers on products in the same period the related revenues are recorded. These estimates are based on historical sales returns; stock rotations and other known factors. During the current fiscal year the Company determined that there was sufficient history to base its estimates on and adapted our policy accordingly.

        Revenue associated with extended warranty and advanced replacement warranty is recognized rateably over the life of the contracted service.

        Revenue from engineering services or development agreements is recognized according to the specific terms and acceptance criteria as services are rendered.

        The Company accrues estimated potential product liability as warranty costs when revenue on the sale of equipment is recognized. Warranty costs are calculated on a percentage of revenue per month based on current actual warranty costs and return experience.

        Shipping and handling costs borne by the Company are recorded in cost of sales. Shipping and handling costs charged to customers are recorded as revenue, if billed at the time of shipment. Costs charged to customers after delivery are recorded in cost of sales.

        The Company generates revenue through royalty agreements as a result of the use of its Intellectual Property. Royalty revenue is recognized as it is earned.

Cash and cash equivalents

        The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Short term investments

        The Company has classified its short term investments as held for trading, which are carried at fair value with both realized and unrealized gains and losses included in net income (loss).

Financial instruments

        The Company classifies its financial instruments as held-for-trading, held-to-maturity, available-for-sale, loans and receivables and other financial liabilities. The classification depends on the purpose for which the financial instruments were acquired, their characteristics and management's intent. Management determines the classification of financial assets and liabilities at initial recognition and the classification is not changed subsequent to initial recognition. The Company designated its cash and cash equivalents and short term investments as held-for-trading which are measured at fair value, with changes in fair value being recorded in net earnings. Trade receivables and other receivables have been classified as loans and receivables which are measured at amortized cost. Accounts payable and accrued liabilities have been classified as other financial liabilities, which are measured at amortized cost.

        Transaction costs directly attributable to the acquisition of financial assets are recorded in net income (loss)in the period in which they are incurred.

Inventory

        Inventory is valued at the lower of cost and net realizable value ["NRV."] The cost of inventory is calculated on a standard cost basis, which approximates average actual cost. NRV is determined as the market value for finished goods, replacement cost for raw materials, and finished goods market value less cost to complete for work in progress inventory. Indirect manufacturing costs and direct labour expenses are allocated systematically to the total production inventory.

Income taxes

        Income taxes are accounted for using the liability method of accounting for income taxes. Under this method, deferred income tax assets and liabilities are determined based on differences between the tax and accounting bases of assets and liabilities as well as for the benefit of losses available to be carried forward to future years for tax purposes that are more likely than not to be realized. Deferred income tax assets and liabilities are measured using enacted tax rates that apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The Company provides a valuation allowance against its deferred tax assets when it believes that it is more likely than not that the assets will not be realized.

        The Company determines whether it is more likely than not that an uncertain tax position will be sustained upon examination by the tax authorities. The tax benefit of any uncertain tax position that meets the more-likely-than-not recognition threshold is calculated as the largest amount that is more than 50% likely of being realized upon successful resolution. To the extent a full benefit is not expected to be realized, an income tax liability is effectively established. The Company recognizes accrued interest and penalties on unrecognized tax benefits as interest expense.

        Management periodically reviews the Company's provision for income taxes and valuation allowance to determine whether the overall tax estimates are reasonable. When management performs its quarterly assessments of the provision and valuation allowance, it may be determined that an adjustment is required. This adjustment may have a material impact on the Company's financial position and results of operations.

Property and equipment

        Property and equipment are stated at cost. Amortization is calculated using the straight-line method over the anticipated useful lives of the assets as follows:

Test equipment	4 years
Research and development equipment	5 years
Computer hardware	2 years
Production fixtures	3 years
Leasehold improvements	5 years
Furniture and fixtures	5 years
Communication equipment	3 years
Other	3 - 5 years

        Management evaluates the carrying value of its property and equipment assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. To the extent the estimated undiscounted future net cash inflows attributable to the asset are less than the carrying amount, an impairment loss is recognized. The amount of impairment loss to be recorded is the difference between the asset's carrying value and the net discounted estimated future cash flows.

Goodwill and intangible assets

        Intangible assets include computer software, infrastructure systems software, customer relationships and developed technology, and are amortized over their estimated useful lives of 2 years, 3 years, 8 years, and 6 years respectively. Management evaluates the carrying value of its intangible assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. To the extent the estimated undiscounted future net cash inflows attributable to the asset are less than the carrying amount, an impairment loss is recognized. The amount of impairment loss to be recorded is the difference between the asset's carrying value and the net discounted estimated future cash flows.

        Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and intangible assets acquired in business combinations. The Company reviews the carrying value of goodwill on an annual basis or more frequently if circumstances indicate that it is more likely than not that the fair value of the goodwill is below its carrying amount. The goodwill impairment test is a three-step process which requires management to make judgmental assumptions regarding fair value. The first step in the impairment test is to assess qualitative factors to determine whether it is necessary to perform the subsequent two steps of the goodwill impairment test. The second step consists of estimating the fair value of our aggregated reporting unit. When the fair value of our reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not to be impaired and the third step of the impairment test is unnecessary. If the fair value is less than the carrying amount, the Company compares the implied fair value of the goodwill, determined as if a purchase had just occurred, to the carrying amount to determine the amount of impairment charge to be recorded. Changes in the estimates and assumptions used in assessing the projected cash flows could materially affect the results of management's evaluation.

Contingent royalty

        In the event of an acquisition, the Company identifies any contingent royalties and recognizes the fair value of those liabilities based on the discounted expected cash outflows. Subsequent to the initial recognition and until the liabilities are settled, cancelled or expire, the Company accretes the liabilities using the initial discount rate and subsequently amortizes the liability into cost of sales based on the forecasted sales over the liability's expected life.

Stock option plan and employee share purchase plan

        The Company has a stock option plan and an employee share purchase plan which is described in note 12. The Company accounts for stock options granted to employees using the fair value method. In accordance with the fair value method, the Company recognizes estimated compensation expense related to stock options over the vesting period of the options granted, with the related credit being charged to contributed surplus.

        The Company launched an employee share purchase plan on October 20, 2008. The plan includes provisions to allow employees to purchase Common shares. The Company will match the employees' contribution at a rate of 25%. Proceeds from employees and the cost of the matching shares are recorded in share capital and contributed surplus at the time the shares are issued. The shares contributed by the Company will vest 12 months after issuance with a corresponding compensation expense recognized in income (loss).

Expenses

        The Company defined general and administration expenses to be administrative, finance, and operational costs. Sales and marketing expenses are defined as costs related to worldwide sales, marketing and product management. Research and development costs are defined as costs related to research and development related activities.

Research and development

        Research costs are expensed as incurred. Development costs are expensed as incurred unless they meet generally accepted accounting criteria for deferral and amortization. Development costs incurred prior to establishment of technological feasibility do not meet these criteria, and are expensed as incurred.

Income per share

        Basic income per share is calculated by dividing net income available to Common shareholders by the weighted average number of Common shares outstanding during the period. For all periods presented, the net income available to Common shareholders equates to the net income (loss).

        In the computation of diluted earnings per share, the Company includes the number of additional common shares that would have been outstanding if the dilutive potential equity instruments had been issued.

Non-controlling interest

        Non-controlling interest consists of the minority owned portion of the Company's 50.1% owned subsidiary, DragonWave HFCL India Private Limited.

ACCOUNTING POLICIES ADOPTED IN THE CURRENT FISCAL YEAR

Non-Controlling Interest

        The Company adopted ASC 810-10-65, Non-controlling Interests in Consolidated Financial Statements, which governs the accounting for and reporting of (1) non-controlling interest in partially owned consolidated subsidiaries and (2) the loss of control of subsidiaries. Significant changes to the accounting for non-controlling interests include (a) the inclusion of non-controlling interests in the equity section of the controlling entity's consolidated balance sheets rather than in the mezzanine section and (b) the requirement that changes in the controlling entity's interest in the non-controlling interest, without a change in control, be recognized in the controlling entity's equity rather than being accounted for by the purchase method, which accounting under the purchase method would have given rise to goodwill.

        Additionally, the adoption of ASC 810-10-65 requires that net income, as previously reported prior to the adoption of ASC 810-10-65, be adjusted to include the net income attributable to the non-controlling interest, and that a new separate caption for net income attributable to common shareholders of the Company be presented in the consolidated statements of operations. ASC 810-10-65 also requires similar disclosure regarding comprehensive income (loss). The Company has disclosed the consolidated balance sheets and consolidated statements of operations and comprehensive income (loss) in accordance with this ASC.

Multiple-deliverable revenue arrangements

        In November 2009, the FASB issued ASU 2009-13, which amends the guidance in ASC 605-25 on multiple element revenue arrangements. The amendment eliminates the residual method of allocation and requires that any arrangement consideration be allocated to all deliverables using the relative selling price method with any discounts allocated proportionally to each deliverable. The amendment also establishes a selling price hierarchy for determining the selling price of each deliverable. The selling price, formally referred to as fair value, will be based on vendor-specific objective evidence if available, third-party evidence if vendor specific objective evidence is not available, or estimated selling price if neither vendor-specific objective evidence nor third-party evidence is available. For the Company, this ASU is effective for revenue arrangements entered into or materially modified on or after March 1, 2011. This change did not have any material impact on the consolidated financial statements.

Impairment of goodwill

        On December 17, 2010, the FASB issued ASU 2010-28, the new standard requires entities with a zero or negative carrying value to assess, considering qualitative factors such as those listed in ASC 350, whether it is more likely than not that a goodwill impairment exists. If an entity concludes that it is more likely than not that a goodwill impairment exists, the entity must perform step 2 of the goodwill impairment test. This change did not have any material impact on the consolidated financial statements.

Intangible assets, goodwill and other

        In August 2011, the FASB issued Accounting Standards Update No. 2011-08, Intangibles – Goodwill and Other, which discusses the new Qualitative Assessment Option for testing goodwill impairment. Under this update, the Company may first assess qualitative factors to determine whether it is necessary to perform the two-step goodwill impairment test. If the assessment resulted in more than 50% likelihood that the fair value of a reporting unit is less than the carrying amount, then the Company must continue to apply the two-step impairment test. If the fair value exceeds the carrying amount, then neither of the two steps in the current Goodwill impairment test is required. The Company adopted the standard, effective February 29, 2012. The impact of the adoption has been described in Note 9.

Fair value measurements

        In January 2010, the Financial Accounting Standards Board (the "FASB") issued authoritative guidance to improve disclosures about fair value measurements. This new authoritative guidance became effective for interim and annual periods beginning after December 15, 2009, except for the requirement to separately disclose purchases, sales, issuances, and settlements in the Level 3 reconciliation, which became effective for interim and annual periods beginning after December 15, 2010. The Company adopted the authoritative guidance to improve disclosures about fair value measurements and the authoritative guidance requiring separate disclosure on purchases, sales, issuances, and settlements in the Level 3 reconciliation in the first quarter of fiscal 2012. The adoption did not have a material impact on the Company's results of operations, financial condition or the Company's disclosures.

FUTURE ACCOUNTING CHANGES

Fair value measurements

        In May 2011, the FASB, as a result of work performed with the International Accounting Standards Board ["IASB"], issued authoritative guidance to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards ["IFRS"]. The guidance is expected to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The guidance presents certain amendments to clarify existing fair value measurements and disclosure requirements such as clarifying the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity's shareholders' equity and clarifying that a reporting entity should disclose quantitative information about the unobservable inputs used in a fair value measurements that is categorized within Level 3 of the fair value hierarchy. Furthermore, the guidance amends previous literature by requiring additional disclosures about fair value measurements, specifically requesting more information about the valuation processes used for fair value measurements categorized within Level 3 of the fair value hierarchy as well as presenting sensitivity of the fair value measurements to changes in unobservable inputs in Level 3 valuations. The guidance also amends previous literature around measuring the fair value of financial instruments that are managed within a portfolio as well as the application of premiums and discounts in a fair value measurement. The new authoritative guidance is effective for interim and annual periods beginning after December 15, 2011. The Company will adopt the guidance in the first quarter of fiscal 2013 and is currently evaluating the impact that the adoption of this guidance will have on its results of operations, financial condition and disclosures.

Presentation of comprehensive income

        On June 16, 2011, the FASB issued ASU 2011-05, which revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income. The new authoritative guidance is effective for interim and annual periods beginning after December 15, 2011.

        On December 23, 2011, the FASB issued ASU 2011-12, which defers certain provisions of ASU 2011-05. One of ASU 2011-05's provisions required entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements). Accordingly, this requirement is indefinitely deferred by ASU 2011-12 and will be further deliberated by the FASB at a future date. The Company will adopt the guidance in the first quarter of fiscal 2013 and is currently evaluating the impact that the adoption of this guidance will have on the presentation of comprehensive income.

MERGERS, ACQUISITIONS AND OTHER RELATED ACTIVITIES	12 Months Ended
Feb. 29, 2012
MERGERS, ACQUISITIONS AND OTHER RELATED ACTIVITIES
MERGERS, ACQUISITIONS AND OTHER RELATED ACTIVITIES

3. MERGERS, ACQUISITIONS AND OTHER RELATED ACTIVITIES

Dragonwave HFCL India Private Limited

        On March 10, 2011, DragonWave and Himachal Futuristic Communications Ltd. (HFCL) finalized the incorporation of DragonWave HFCL India Private Limited [DW-HFCL]. DragonWave invested $560 in return for 50.1% ownership of the newly formed company. The results of the newly formed subsidiary have been consolidated in the financial statements of the Company as of March 10, 2011. The Company is consolidating the results of DW-HFCL because they have majority control and hold substantive participating rights in the operations of DW-HFCL.

        Non-controlling interest consists of the minority owned portion of DragonWave HFCL India Private Limited.

Prior Year Acquisition

        On October 13, 2010, the Company acquired all of the outstanding shares of Axerra Networks Inc. ("Axerra"), a leader in pseudowire technology, under a share purchase agreement dated October 13, 2010. The total potential purchase price was up to $25,000 which included $9,500 paid in cash on October 13, 2010 and a potential earn-out of $15,500, based on additional sales performance over the subsequent 16 months, which could have been paid-out in either cash, or the Company's shares at the Company's option. As at the purchase date, the Company recorded $23,770 for the purchase which included cash consideration of $9,500 and the potential earn-out of $15,500 discounted to $14,270 using a risk-free rate of return, adjusted for a risk premium.

        The acquisition was accounted for in accordance with ASC 805, where the deemed purchase price was allocated to the underlying tangible and identifiable assets and liabilities acquired based on their respective fair values on the acquisition date, with any excess purchase price allocated to goodwill. The results of operations of the acquired business were consolidated with those of the Company effective October 14, 2010.

        The estimated fair values of the assets acquired and liabilities assumed in the Axerra acquisition were as follows:

Purchase Price Allocation
Tangible assets:
Cash	800
Restricted cash	389
Trade receivables	1,022
Other current assets	1,522
Property, plant and equipment	545
Accumulated tax losses – United States (1)	3,057
Accumulated tax losses – Israel (2)	—

Total tangible assets acquired	7,335
Liabilities:
Current liabilities	3,871
Contingent royalty	4,138
Other liabilities	175

Total liabilities assumed	8,184

Fair value of net tangible and monetary assets	(849)

Intangible assets:
Customer relationships	8,257
Developed technology	6,268
Income tax liability (3)	(1,833)

12,692

Goodwill	11,927

Purchase Price	23,770

(1)
Accumulated gross tax losses of $8,261 of tax losses acquired

(2)
Accumulated gross tax losses of $40,758 acquired; valuation allowance of 100% taken

(3)
Temporary Taxable Difference on acquired intangible assets

        The Company allocated $14,525 to intangible assets, including customer relationships and developed technology based on the relative fair values at the date of purchase. These intangible assets are being amortized over their estimated useful lives of 8 years and 6 years, respectively. The useful lives of the intangible assets were determined as the period of time over which the assets are anticipated to contribute to the Company's future cash flows. None of the goodwill and intangible assets are deductible for tax purposes.

        The primary reason for the acquisition, and the factors that contributed to the recognition of goodwill, related to Axerra's position as a leader in pseudowire technology, and its product portfolio that allows carriers to address the increasing need to carry legacy TDM traffic over a packet based network.

        Axerra's results of operations are included in the consolidated statement of operations and comprehensive income of the combined entity as of the date of acquisition. The following unaudited pro forma financial information presents the Company's results for the twelve month period ended February 28, 2011, as if the Axerra acquisition had occurred at the beginning of the annual reporting period.

Year Ended February 28, 2011
Consolidated Revenue	123,393
Net Income	281

        The pro forma results are not necessarily indicative of the results of operations that actually would have resulted had the acquisition been in effect at the beginning of the period and are not necessarily representative of future results. The 2011 pro forma net income was adjusted to exclude $1,386 of acquisition-related costs incurred in fiscal 2011, $352 of accretion related to the contingent consideration, and $98 of nonrecurring expense related to the fair value adjustment to acquisition-date inventory.

CASH and CASH EQUIVALENTS, RESTRICTED CASH, and SHORT TERM INVESTMENTS	12 Months Ended
Feb. 29, 2012
CASH and CASH EQUIVALENTS, RESTRICTED CASH, and SHORT TERM INVESTMENTS
CASH and CASH EQUIVALENTS, RESTRICTED CASH, and SHORT TERM INVESTMENTS

4. CASH AND CASH EQUIVALENTS, RESTRICTED CASH, AND SHORT TERM INVESTMENTS

        The Company holds cash, cash equivalents and short term investments in various currencies to facilitate specific business initiatives. The following table identifies those currencies and the corresponding allocation:

	as at February 29, 2012				as at February 28, 2011
Native Currency	Native Amount	Foreign Exchange Rate to USD	USD Amount	% of total	% of total
US Dollar	43,260	1.000	43,260	81.7%	73.6%
Canadian Dollar	7,945	1.011	8,029	15.2%	11.4%
Indian rupee	29,177	0.020	595	1.1%	0.0%
Euro	302	1.336	403	0.8%	0.6%
Israeli New Shekel	647	0.264	171	0.3%	0.7%
United Arab Emirates Dirham	623	0.272	170	0.3%	0.2%
British Pounds	67	1.595	107	0.2%	0.2%
Other			63	0.1%	0.0%

Total Cash & Cash Equivalents			52,798	99.7%	86.7%
US Dollar	177	1.000	177	0.3%	0.8%

Total Restricted Cash			177	0.3%	0.8%

Total Short Term Investments			—	0.0%	12.5%

TOTAL			52,975	100.0%	100.0%

        The restricted cash is related to security for one of the Company's rental agreements and a standby letter of credit.

TRADE RECEIVABLES	12 Months Ended
Feb. 29, 2012
TRADE RECEIVABLES
TRADE RECEIVABLES

5. TRADE RECEIVABLES

        The Company is exposed to credit risk with respect to trade receivables in the event that its counterparties do not meet their obligations. The Company minimizes its credit risk with respect to trade receivables by performing credit reviews for each of its customers.

        The Company's allowance for doubtful accounts reflects the Company's assessment of collectability across its global customer base. The Company defines past due based on agreed upon terms with each individual customer. The following table illustrates the balances which are at least 1 day past due and the allowance for doubtful accounts deemed appropriate.

	as at February 29, 2012			as at February 28, 2011
	Current	at least 1 day past due	Total	Current	at least 1 day past due	Total
Trade Receivables (gross)	8,395	1,520	9,915	9,507	2,163	11,670
Allowance for doubtful accounts	—	(65)	(65)	—	(91)	(91)

Trade Receivables (net)	8,395	1,455	9,850	9,507	2,072	11,579

	85%	15%	100%	82%	18%	100%

        As at February 29, 2012, two customers exceeded 10% of the total receivable balance. These customers represented 37% of the trade receivables balance. [February 28, 2011 – two customers represented 31% of the trade receivables balance].

        Included in general and administrative expenses is $215 related to bad debt expense for the year ended February 29, 2012 respectively [year ended February 28, 2011 – $122].

INVENTORY	12 Months Ended
Feb. 29, 2012
INVENTORY
INVENTORY

6. INVENTORY

        Inventory is comprised of the following:

	February 29, 2012	February 28, 2011
Raw Materials	8,313	9,506
Work in Progress	1,350	851
Finished Goods	15,066	15,730

Total Production Inventory	24,730	26,087
Inventory held for customer service/warranty	2,264	2,117

Total Inventory	26,994	28,204

        Cost of sales for the year ended February 29, 2012 was $29,255 [year ended February 28, 2011 – $67,460], which included $27,180 [year ended February 28, 2011 – $60,351] of costs associated with inventory. The remaining costs of $2,075 [year ended February 28, 2011 – $7,190] related principally to freight, warranty and other direct costs of sales.

        For the year ended February 29, 2012, the Company recognized an impairment loss on inventory of $2,020 [year ended February 28, 2011 – $3,285].

OTHER CURRENT ASSETS	12 Months Ended
Feb. 29, 2012
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

7. OTHER CURRENT ASSETS

        Other current assets are comprised of the following:

	February 29, 2012	February 28, 2011
Deposits with suppliers	2,896	3,108
Prepaid expenses	1,425	786
Goods and services tax	474	652
Receivable from the Office of the Chief Scientist	75	275
Income Tax Receivable	484	221
Other & miscellaneous receivables	147	264

Total other current assets	5,501	5,306

PROPERTY AND EQUIPMENT	12 Months Ended
Feb. 29, 2012
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

8. PROPERTY AND EQUIPMENT

	February 29, 2012			February 28, 2011
	Cost	Accumulated Amortization	Net Book Value	Net Book Value
Test equipment	13,060	9,250	3,810	5,291
R&D equipment	2,322	1,944	378	594
Computer hardware	2,441	2,180	261	472
Production fixtures	1,136	858	278	520
Leasehold improvements	931	619	312	361
Furniture and fixtures	667	563	104	152
Communication equipment	251	198	53	84
Other	297	213	84	86

Total	21,105	15,825	5,280	7,560

        Amortization expenses relating to the above property and equipment of $2,300, $149, $921 was included in research and development, sales and marketing and general and administrative expenses respectively for the year ended February 29, 2012 [year ended February 28, 2011: R&D – $1,957; S&M – $81; G&A – $857]. Accumulated amortization was $12,455 as at February 28, 2011.

INTANGIBLE ASSETS and GOODWILL	12 Months Ended
Feb. 29, 2012
INTANGIBLE ASSETS and GOODWILL
INTANGIBLE ASSETS and GOODWILL

9. INTANGIBLE ASSETS AND GOODWILL

        Intangible assets are apportioned as follows:

	February 29, 2012				February 28, 2011
	Cost	Accumulated Amortization	Impairment	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Customer Relationships	8,257	318	5,938	2,001	8,257	42	8,215
Developed Technology	6,268	1,423	2,377	2,468	6,268	452	5,816
Infrastructure Systems Software	1,071	—	—	1,071	—	—	—
Computer Software	2,896	2,219	—	677	2,378	1,480	898

Total Intangible Assets	18,492	3,960	8,315	6,217	16,903	1,974	14,929

        For the year ended February 29, 2012, the Company recognized amortization of intangible assets of $1,986 and [year ended February 28, 2011 – $893]. The Company estimated that it will recognize $1,817, $1,793, $1,216, $607, and $472 respectively for the next five succeeding years.

        During the current fiscal year, the Company performed an analysis of its intangible assets in order to determine whether the carrying value of those assets exceeded the estimated future cash flows expected to result from the use or disposition of those assets. Based upon this analysis, management of the Company determined that the carrying value of the intangible assets were in excess of the estimated future cash flows expected to result from their use or disposition. In each case where the fair value of the asset was less than the carrying value, the Company wrote the asset down to its fair value and recorded a corresponding impairment charge. As a result, the Company has recorded an impairment charge on intangible assets of $8,315 during the nine months ended February 29, 2012.

  Goodwill

        The goodwill impairment test is a three-step process which requires management to make judgmental assumptions regarding fair value. The first step in the impairment test is to assess qualitative factors to determine whether it is necessary to perform the two-step goodwill impairment test. Because the Company impaired its intangible assets with finite lives, the Company believed there were qualitative factors in-place that would suggest that the subsequent two steps of the goodwill impairment test would need to be performed. The second step consisted of estimating the fair value of the Company's aggregated reporting unit using the market value of our common stock as at February 29, 2012, multiplied by the number of outstanding common shares (market capitalization). Management compared the estimated fair value of the reporting unit to its carrying value which includes goodwill. The results of the initial market capitalization test produced results which were above the aggregated reporting unit carrying value; the third step was not required.

ACCOUNTS PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Feb. 29, 2012
ACCOUNTS PAYABLES AND ACCRUED LIABILITIES
ACCOUNTS PAYABLES AND ACCRUED LIABILITIES

10. ACCOUNTS PAYABLES AND ACCRUED LIABILITIES

        Accounts Payable and Accrued Liabilities are apportioned as follows:

	February 29, 2012	February 28, 2011
Trade payables	5,029	7,581
Accrued liabilities	3,168	3,549
Payroll related accruals	3,500	3,507
Warranty accrual	1,023	1,330

Total Accounts Payable and Accrued Liabilities	12,720	15,967

        Warranty accrual:

        Within its accrued liabilities, the Company records a liability for future warranty costs based on management's best estimate of probable claims within the Company's product warranties. The accrual is based on the terms of the warranty which vary by customer, product, or service and historical experience. The Company regularly evaluates the appropriateness of the remaining accrual.

        The following table details the changes in the warranty liability for the respective periods:

	February 29, 2012	February 28, 2011
Balance at the beginning of the period	2,892	2,475
Accruals	255	1,073
Utilization	(1,622)	(1,621)
Changes in estimates	(84)	965

Ending Balance	1,441	2,892
Short term Portion	1,023	1,330
Long term Portion	418	1,562

OTHER LONG TERM LIABILITIES	12 Months Ended
Feb. 29, 2012
OTHER LONG TERM LIABILITIES
OTHER LONG TERM LIABILITIES

11. OTHER LONG TERM LIABILITIES

        Other long term liabilities are apportioned as follows:

	February 29, 2012	February 28, 2011
Warranty accrual	418	1,562
Deferred Revenue	645	437

Total Other Long Term Liabilities	1,063	1,999

SHAREHOLDERS' EQUITY	12 Months Ended
Feb. 29, 2012
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

12. SHAREHOLDERS' EQUITY

Number of shares authorized

        The Company has an unlimited amount of common shares authorized for issuance.

Employee stock option/stock issuance plan

        The Company has established the DragonWave Inc. Key Employee Stock Option/Stock Issuance Plan [the "Plan"] applicable to full-time employees, directors and consultants of the Company for purchase of common shares with 3,558,621 common shares reserved for issuance. Options are granted with an exercise price equal to the fair value of the common shares of the Company, and generally vest at a rate of 25% one year from the date of the option grant, and 1/36th of the remaining 75% per additional month of full-time employment with the Company. Options expire in periods ranging from three to ten years, or upon termination of employment. The maximum number of Common Shares issuable under the Stock Option Plan is 10% of the Common Shares issued and outstanding.

        The following is a summary of stock option activity:

	Year ended February 29, 2012		Year ended February 28, 2011
	Options	Weighted Average Price (CAD)	Options	Weighted Average Price (CAD)
Opening Balance	2,114,906	$5.53	1,603,052	$4.06
Granted	642,000	$6.38	900,645	$7.28
Exercised	(113,940)	$2.61	(311,254)	$2.73
Forfeited	(246,887)	$5.54	(77,537)	$6.62

Closing Balance	2,396,079	$5.90	2,114,906	$5.53

        The following are the weighted average values used in determining the fair value of options granted in 2012 and 2011:

	Twelve months ended
	February 29, 2012	February 28, 2011
Volatility	70.9%	63.9%
Risk Free Rate	1.9%	1.6%
Dividend Yield	Nil	Nil
Average Expected Life	4 yrs	4 yrs

        The 642,000 options granted during the year ended February 29, 2012 were determined to have a fair value of $2,282.

        The following table summarizes the various exercise prices inherent in the Company's stock options outstanding and exercisable on February 29, 2012:

Exercise Price		Options Outstanding			Options Exercisable
Low (CAD)	High (CAD)	Quantity of Options	Weighted Average Remaining Contractual Life (yrs)	Weighted Average Exercise Price (CAD)	Quantity of Options	Weighted Average Exercise Price (CAD)
$1.34	$2.00	353,881	1.87	$1.35	265,061	$1.35
$2.01	$3.00	7,040	1.48	$2.69	6,152	$2.67
$3.01	$4.00	203,987	2.77	$3.41	111,015	$3.38
$4.01	$5.00	256,853	1.59	$4.46	224,281	$4.46
$5.01	$6.00	70,852	2.26	$5.60	42,082	$5.62
$6.01	$7.00	911,872	3.78	$6.48	169,415	$6.10
$7.01	$8.00	309,624	3.80	$7.83	92,157	$7.82
$8.01	$10.00	144,000	3.08	$9.34	66,642	$9.35
$10.01	$13.74	137,970	2.81	$12.44	72,913	$12.35

		2,396,079	3.03	$5.90	1,049,718	$5.02

        The Company has recognized $1,964 for the year ended February 29, 2012 as compensation expense for stock-based grants, with a corresponding credit to contributed surplus [year ended February 28, 2011 – $1,410]. The expense was included in General and administrative, Sales and marketing, and Research and development expenses as detailed below:

	Year ended
	February 29, 2012	February 28, 2011
General and Administration	733	475
Research and Development	458	273
Sales & Marketing	773	662

	1,964	1,410

        As at February 29, 2012, compensation costs not yet recognized relating to stock option awards outstanding is $4,131 [February 28, 2010 – $4,423] net of estimated forfeitures. Based on the vesting schedules set out in the stock option issuance plan, the compensation costs will be recognized over the next 3.84 years. Performance vesting awards will vest as performance conditions are met. Compensation will be adjusted for subsequent changes in estimated forfeitures.

        The total intrinsic value of options exercised during the year ended February 29, 2012 is $305 [year ended February 28, 2011 – $1,540].

        The total intrinsic value of fully vested options at February 29, 2012 was $926 [February 28, 2011 – $2,480].

Restricted Shares & Employee Share Purchase Plan

        The Company launched an Employee Share Purchase Plan ["ESPP"] on October 20, 2008. The plan includes provisions to allow employees to purchase Common shares. The Company will match the employees' contribution at a rate of 25%. During the year ended February 29, 2012 a total of 40,284 common shares were purchased by employees at fair market value, while the Company issued 10,089 common shares respectively as its matching contribution. The shares contributed by the Company will vest 12 months after issuance.

        The Company records an expense equal to the fair value of shares granted pursuant to the employee share purchase plan over the period the shares vest. The total fair value of the shares earned during the year ended February 29, 2012 was $42 [year ended February 28, 2011 – $10]. The fair value of the unearned ESPP shares as at February 29, 2012 was $48 [February 28, 2011 – $42]. The number of shares held for release, and still restricted under the plan at February 29, 2012 was 10,085 [February 28, 2011 – 6,287].

Warrants

        On December 21, 2001, and as amended and restated on November 10, 2003, in connection with the issuance of the long-term debt, the Company issued to two parties the right to purchase $315 and $35 Series A-1 Preferred Shares of the Company. On April 19, 2007, a capital reorganization occurred pursuant to which all Preferred Shares were converted into common shares. As a result, and in accordance with the original terms of the agreement, the terms of the warrant were updated such that the holders are entitled to purchase an aggregate of 38,048 common shares at a purchase price of $9.20 per share. These warrants are still outstanding, carry a cashless conversion privilege, and expire upon the later of: [a] the tenth anniversary of the grant of the right to purchase or [b] April 19, 2012.

        Effective May 30, 2007, the Company granted a warrant to a party to purchase up to 126,250 common shares of the Company at a price of $3.56 CAD per share. The warrant expires 10 years after the date of issuance. The warrants vested based on the achievement of pre-determined business milestones and resulted in an issuance of 31,562 warrants. As at August 31, 2008, a revenue reduction provision in the amount of $64 was recognized with a corresponding increase in contributed surplus based on achievement. The provision was determined using the Black-Scholes Options Pricing Model using a volatility factor of 50%, risk free rate of 3.3% dividend yield of nil, and an expected life of 8.75 years.

NET INCOME (LOSS) PER SHARE	12 Months Ended
Feb. 29, 2012
NET INCOME (LOSS) PER SHARE
NET INCOME (LOSS) PER SHARE

13. NET INCOME (LOSS) PER SHARE

        The following table illustrates the dilutive impact on net income (loss) per share including the effect of outstanding options and warrants:

	Year Ended
	February 29, 2012	February 28, 2011
Basic Net Income (Loss) per share
Net Income (Loss) applicable to shareholders	(33,481)	2,007
Weighted average number of shares outstanding	35,506,689	35,812,507

Net Income (Loss) per share	$(0.94)	$0.06

Diluted Net Income (Loss) per share
Net Income (Loss)	(33,481)	2,007
Weighted average number of shares outstanding	35,506,689	35,812,507
Dilutive effect of warrants	—	11,284
Dilutive effect of stock options	—	918,170

Adjusted weighted average number of shares outstanding	35,506,689	36,741,961

Net Income (Loss) per share	$(0.94)	$0.05

        As at February 29, 2012, 2,396,079 options, 69,610 warrants and 400,983 shares with regards to the Company's contingent consideration were excluded from the net income (loss) per share calculation as they were anti-dilutive.

COMMITMENTS	12 Months Ended
Feb. 29, 2012
COMMITMENTS
COMMITMENTS

14. COMMITMENTS

        Future minimum operating lease payments as at February 29, 2012 per fiscal year are as follows:

2013	$1,983
2014	$1,849
2015	$1,715
2016	$1,678
Thereafter	$1,002

$8,227

Royalty Commitments

        Under the research and development agreements of Axerra Networks Ltd., a subsidiary of DragonWave, the Company received and accrued participation payments from the Office of the Chief Scientist ["OCS"] of the Ministry of Industry and Trade in Israel in the amount of $902 in the year ended February 29, 2012 [year ended February 28, 2011 – $390]. DragonWave is required to pay royalties at the rate of 3% – 3.5% of sales of products developed with funds provided by the OCS, up to an amount equal to 100% of the OCS grants, bearing interest at the rate of LIBOR. The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales, no payment is required.

        During the fiscal year the Company adjusted the contingent royalty liability based on a change in estimate. A corresponding gain of $1,850 was made to recognize the change in estimate in the consolidated statement of operations and comprehensive income (loss) in the year ended February 29, 2012. The fair value represents the discounted, most probable obligation to the Company. After consideration of the liability currently recognized in the consolidated balance sheet of $1,711, the Company has a maximum potential obligation of an additional $13,938.

SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Feb. 29, 2012
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

15. SUPPLEMENTAL CASH FLOW INFORMATION

	Year ended
	February 29, 2012	February 28, 2011
Changes in non-cash working capital balances:
Restricted cash	537	(325)
Trade receivables	1,729	18,369
Inventory	(810)	(6,756)
Other current assets	(195)	(2,090)
Future income tax asset	26	—
Accounts payable and accrued liabilities	(3,247)	(20,997)
Deferred revenue	(730)	436
Other long term liabilities	(936)	(103)
Stock option benefit	189	—
Income taxes payable	—	(835)

	(3,437)	(12,301)

INCOME TAXES	12 Months Ended
Feb. 29, 2012
INCOME TAXES
INCOME TAXES

16. INCOME TAXES

        The components of the Company's income (loss) before income taxes, by taxing jurisdiction, were as follows:

	2012	2011
Canada	(28,481)	2,132
United States	4,659	648
Other	(9,978)	(352)

	(33,800)	2,428

        Income tax expense (recovery) consists of the following:

	2012	2011
Current
Canada	398	305
Foreign	(120)	138

Total	278	443

Deferred
Canada	—	—
Foreign	42	358

Total	42	358

Investment Tax Credits
Canada	(424)	(380)

Income tax expense (recovery)	(104)	421

        The reported income tax provision differs from the amount computed by applying the Canadian statutory rate to the net income (loss), for the following reasons:

	2012	2011
Income (loss) before income taxes	(33,800)	2,428
Statutory income tax rate	27.92%	30.42%
Expected income tax expense	(9,437)	739
Foreign tax rate differences	422	39
Non-deductible expenses and non-taxable income	(3,455)	408
Utilization of tax assets previously unrecognized	(359)	(4,441)
Operating losses and other assets not recognized	12,653	3,795
Prior year adjustments	88	(141)
Other	(16)	22

Income tax expense (recovery)	(104)	421

        The Company's deferred tax assets and liabilities include the following significant components:

	2012	2011
Deferred Tax Assets
SR&ED expenditures	5,242	—
Research and development tax credits	10,983	7,569
Income tax loss carryforwards	25,557	21,068
Income and expense reserves	904	1,851
Book and tax differences on assets	1,195	1,314
Share issue expenses	692	1,331
Ontario Harmonization tax credit	1,079	1,396

Gross future tax assets	45,652	34,529
Valuation allowance	(43,157)	(29,368)

Net deferred tax assets	2,495	5,161

Deferred Tax Liabilities
Book and tax differences on intangible assets	(1,118)	(3,800)

Gross deferred tax liabilities	(1,118)	(3,800)

Net deferred tax asset	1,377	1,361

        As at February 29, 2012, the Company had cumulative tax loss carryforwards in the following jurisdictions: Canada – $52,847, Israel – $44,637, United States – $9,237.

        The losses in Canada expire starting in Fiscal 2029 until Fiscal 2032. The losses in Israel can be carried forward indefinitely. The losses in Israel were obtained by the Company as a result of the acquisition of Axerra Networks, Inc. in October 2010. Income tax benefits relating to the losses in Canada and Israel have not been recognized in the consolidated financial statements as the recognition requirements under the liability method of accounting for income taxes have not been met.

        The losses in the U.S. expire between 2021 and 2032. Internal Revenue Code Section 382 imposes an annual limitation on the use of a company's net operating loss carryforwards when a company has an ownership change. The acquisition of Axerra Networks, Inc by the Company resulted in an ownership change as understood by Section 382. As a result, the annual restriction of the amount of losses of Axerra Networks, Inc that may be used has been calculated as $521.

        The net change in the valuation allowance over the prior year of $13,789 relates primarily to the research and development tax credits in Canada and tax losses in the United States, as management believes it is more likely than not that the related deferred tax assets will not be realized. The valuation allowance related to deferred tax assets in the United States increased during the year by $1,777 due to a change in circumstances that has caused a change in judgement about the amount of deferred tax assets that will be realized in future.

        As at February 29, 2012, the Company had $12,327 of investment tax credits available to reduce future federal Canadian income taxes payable. These investment tax credits begin to expire in 2021. In addition, the Company had provincial research and development tax credits of $1,782, which are available to reduce future provincial income taxes payable. These provincial tax credits begin to expire in 2029. The tax benefit of the federal and provincial tax credits has not been recognized in the consolidated financial statements.

        The Company had a transitional tax credit of $1,079, arising from Federal/Ontario Corporate Tax Harmonization, which is available to reduce future Ontario income tax and expires in 2014. A tax benefit for this credit has not been recognized in the consolidated financial statements.

        During the year, the Company recorded an increase to contributed surplus in the amount of $189 that resulted from an adjustment made to prior year tax returns. The adjustment made to prior year tax returns resulted in a tax benefit that exceeded the related deferred tax asset. According to US GAAP, the excess tax benefit is required to be recorded to contributed surplus.

        As of February 29, 2012, the Company has not recorded any liabilities associated with unrecognized tax benefits.

        The Company remains subject to examination by tax authorities in Canada for tax years 2005 to 2012 and in the United States for tax years 2009 to 2012.

        No deferred income taxes have been provided on undistributed earnings or relating to cash held in foreign jurisdictions, as the Company has determined that any income or withholding taxes on repatriation would not be significant.

RELATED PARTY TRANSACTIONS	12 Months Ended
Feb. 29, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

17. RELATED PARTY TRANSACTIONS

        The Company leases premises from a real estate company controlled by a member of the Board of Directors. During the year ended February 29, 2012, the Company paid $1,705 [year ended February 28, 2011 – $1,463], relating to the rent, operating costs, and leasehold improvements associated with this real estate, and the value owing for net purchases at February 29, 2012 was $3 [February 28, 2011 – $30].

        The Company also purchased services from a company controlled or significantly influenced by a Board member. Total net services purchased for the year ended February 29, 2012 was $119 [year ended February 28, 2011 – $250]. These amounts have been allocated amongst various expense accounts and prepaid expenses.

        During the prior year the Company purchased products and services from a company controlled or significantly influenced by a Board member in the amount of $2,794. The company ceased to be a related party on May 28, 2010.

        Details of the related party transaction amounts included in the consolidated statements of operations and comprehensive income (loss) are as follows:

	Year ended
	February 29, 2012	February 28, 2011
Cost of Sales	133	3,135
Research and development	883	758
General and administration	541	362
Sales and marketing	267	252

Total	1,824	4,507

        All transactions are in the normal course of business and have been recorded at the exchange amount.

FINANCIAL INSTRUMENTS	12 Months Ended
Feb. 29, 2012
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

18. FINANCIAL INSTRUMENTS

        Financial instruments are classified into one of the following categories: held-for-trading, held-to-maturity, available-for-sale, loans and receivables, or other financial liabilities.

Fair Value

        The following table summarizes the carrying values of the Company's financial instruments:

	February 29, 2012	February 28, 2011
Held-for-trading (1)	52,975	89,714
Loans and receivables (2)	10,214	12,197
Other financial liabilities (3)	11,655	14,608
(1)
Includes cash, cash equivalents, restricted cash, and short term investments

(2)
Includes trade receivables and other receivables which are financial in nature

(3)
Includes accounts payable and accrued liabilities which are financial in nature

        Cash and cash equivalents, restricted cash, short term investments, trade receivables, other receivables, accounts payable and accrued liabilities are short term financial instruments whose fair value approximates the carrying amount given that they will mature shortly. As at the consolidated balance sheet dates, there are no significant differences between the carrying values of these items and their estimated fair values. All financial instruments have been measured using Level 1 inputs.

Interest rate risk

        Cash and cash equivalents and short term investments with fixed interest rates expose the Company to interest rate risk on these financial instruments. Interest income of $393 was recognized during the year ended February 29, 2012 on the Company's cash, cash equivalents and short term investments [year ended February 28, 2011 – $233].

Credit risk

        In addition to trade receivables and other receivables, the Company is exposed to credit risk on its cash and cash equivalents, restricted cash, and short term investments in the event that its counterparties do not meet their obligations. The Company does not use credit derivatives or similar instruments to mitigate this risk and, as such, the maximum exposure is the full carrying value or fair value of the financial instrument. The Company minimizes credit risk on cash and cash equivalents and short term investments by transacting with only reputable financial institutions and customers.

Foreign exchange risk

        The following table summarizes the currency distribution of the Company's financial instruments in US dollars, as at February 29, 2012 and February 28, 2011:

	February 29, 2012			February 28, 2011
	US Dollars	CDN Dollars	Other Currency	US Dollars	CDN Dollars	Other Currency
Held-for-trading	82%	15%	3%	87%	11%	2%
Loans and receivables	84%	13%	3%	94%	1%	5%
Other financial liabilities	60%	26%	14%	70%	18%	12%

        Foreign exchange risk arises because of fluctuations in exchange rates. The Company does not currently use derivative financial instruments to mitigate this risk.

        If the US dollar had appreciated 1% against all foreign currencies at February 29, 2012, with all other variables held constant, the impact of this foreign currency change on the Company's foreign denominated financial instruments would have resulted in a decrease in after-tax net income of $67 for the year ended February 29, 2012 [year ended February 28, 2011 – $84], with an equal and opposite effect if the US dollar had depreciated 1 percent against all foreign currencies at February 29, 2012.

Liquidity risk

        A risk exists that the Company will not be able to meet its financial obligations as they become due. Based on the Company's recent performance, current revenue expectations and strong current ratio, management believes that liquidity risk is low.

SEGMENTS AND GEOGRAPHICAL INFORMATION	12 Months Ended
Feb. 29, 2012
SEGMENTS AND GEOGRAPHICAL INFORMATION
SEGMENTS AND GEOGRAPHICAL INFORMATION

19. SEGMENTS AND GEOGRAPHICAL INFORMATION

        The Company operates in one reportable segment – broadband wireless backhaul equipment.

        The following table presents total net book value of property and equipment, intangible assets and goodwill by geographic location:

	For the Year Ended
	February 29, 2012		February 28, 2011
	Amount	%	Amount	%
Canada	3,941	17%	6,296	28%
United States	16,504	70%	25,958	61%
Malaysia	1,228	5%	1,632	8%
Luxembourg	1,077	5%	—	0%
Other	674	3%	530	3%

Total	23,424	100%	34,416	100%

        The following table presents total revenues by geographic location:

	For the year ended
	February 29, 2012		February 28, 2011
	Amount	%	Amount	%
Canada	7,419	16%	7,489	6%
North America (excluding Canada)	25,522	56%	88,656	76%
Europe, Middle East, and Africa	10,724	24%	19,382	16%
Other	1,991	4%	2,483	2%

Total Revenue	45,656	100%	118,010	100%

        During each of the periods presented revenue is comprised of:

	For the year ended
	February 29, 2012		February 28, 2011
	Amount	%	Amount	%
Product Sales	39,775	87%	113,024	96%
Services	5,881	13%	4,986	4%

Total Revenue	45,656	100%	118,010	100%

ECONOMIC DEPENDENCE	12 Months Ended
Feb. 29, 2012
ECONOMIC DEPENDENCE
ECONOMIC DEPENDENCE

20. ECONOMIC DEPENDENCE

        The Company was dependent on three key customers with respect to revenue in the year ended February 29, 2012. These customers represented approximately 17%, 10% and 10% of sales for the year ended February 29, 2012 [year ended February 28, 2011 – one customer representing 60% of sales].

EXPENSES	12 Months Ended
Feb. 29, 2012
EXPENSES
EXPENSES
21. EXPENSES Included in general and administrative expenses is $382 related to premises rental expense for the year ended February 29, 2012 [year ended February 28, 2011 – $211].

SUBSEQUENT EVENTS	12 Months Ended
Feb. 29, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

  Settlement of Contingent Consideration

        On October 13, 2010, the Company acquired all of the outstanding shares of Axerra Networks Inc. ["Axerra"], a leader in pseudowire technology, under a share purchase agreement dated October 13, 2010. The total potential purchase price was up to $25,000 which included $9,500 paid in cash on October 13, 2010 and a potential earn-out of $15,500, based on sales performance over the following 16 months, which could have been paid-out in either cash, or the Company's shares at the Company's option.

        The earn-out phase of the acquisition was completed on February 13, 2012 and, based on actual sales, the earn-out amount was determined to be $1,884. Subsequent to February 29, 2012, at DragonWave's option, $84 of the earn-out was paid in cash, and the balance of the earn-out was paid with 400,983 common shares of DragonWave, valued at $4.49 per common share based on a 20 day volume weighted average price.

        During the year ended February 29, 2012, the Company recognized $557 of accretion expense with regards to the contingent consideration liability [year ended February 28, 2011 – $352]. During the year ended February 29, 2012 the Company also recognized a gain on the settlement of the contingent consideration in the amount of $13,296.